Revenues	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Revenues

Note 10 - Revenues

Disaggregation of revenue

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Sales of products	$2,085,018	$1,719,918	$692,288
NRE&POC Contracts	419,878	355,837	295,595
	$2,504,896	$2,075,755	$987,883

Contract balances

	December 31,
	2022	2021
Contract assets	$237,982	$-

Unsatisfied performance obligation

	December 31,
	2022	2021
Unsatisfied performance obligation	$90,122	$130,000

Revenues by geographical areas from external customers

	Year ended December 31,
	2022	2021	2020

Israel	$1,311,524	$1,600,642	$573,121
United Kingdom	836,443	274,325	160,073
Switzerland	-	100,580	143,014
USA	301,990	44,840	40,000
Rest of the world	54,980	55,368	71,675
	$2,504,937	$2,075,755	$987,883

Major Customers

	Year ended December 31,
	2022	2021	2020
	%	%	%
Major Customers by percentage from total revenues
Customer A	33.4	13.2	15
Customer B	25.1	5.1	-
Customer C	12.0	-	-
Customer D	5.3	-	-

The Company’s long-term assets are located in Israel.